INVENTORIES, NET	12 Months Ended
Jun. 30, 2024
INVENTORIES, NET
INVENTORIES, NET

NOTE 6 -             INVENTORIES, NET

Inventories,net consisted of the following:

	June 30, 2024	June 30, 2023
Finished goods	1,632,497	197,198
Less: allowance for inventory reserve	(33,428)	—
Total inventories,net	$1,599,069	$197,198

As of June 30, 2023, the balance of finished goods had been completely sold out by the report release date. As of June 30, 2024, 90% of the balance of finished goods had been sold out by the report release date sold out by the report release date sold out by the report release date.